Interest and Other Income (Expense)	12 Months Ended
Dec. 31, 2025
Interest and Other Income (Expense) [Abstract]
INTEREST AND OTHER INCOME (EXPENSE)

9. INTEREST AND OTHER INCOME (EXPENSE)

For the years ended December 31,	2025	2024	2023
Interest income	$23,797	$65,996	$63,838
Other income (expense)	2,386	(42,682)	2,694
Interest and other income	$26,183	$23,314	$66,532